WARRANTS (Details) - Schedule of Warrant Valuation (Tangier Investors December 30, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Tangier Investors December 30, 2010 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.029
Exercise Price of Warrants (in Dollars per Share)	$ 0.05
Term of Warrants (years)	5 years
Computed Volatility	375.00%
Annual Dividends	0.00%
Discount Rate	2.06%